Quarterly Holdings Report
for

Fidelity Advisor® Equity Income Fund

February 28, 2021

EPI-QTLY-0421
1.797924.117

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 3.0%
Verizon Communications, Inc.	770,090	$42,586
Entertainment - 0.8%
Cinemark Holdings, Inc. (a)	109,300	2,454
The Walt Disney Co. (b)	49,800	9,414
		11,868
Media - 3.5%
Cogeco Communications, Inc.	56,500	5,109
Comcast Corp. Class A	277,100	14,609
Interpublic Group of Companies, Inc.	599,500	15,659
Omnicom Group, Inc.	230,500	15,842
		51,219

TOTAL COMMUNICATION SERVICES		105,673

CONSUMER DISCRETIONARY - 4.1%
Auto Components - 0.4%
BorgWarner, Inc.	131,700	5,927
Household Durables - 0.5%
Whirlpool Corp.	38,800	7,375
Internet & Direct Marketing Retail - 1.0%
eBay, Inc.	252,100	14,223
Leisure Products - 0.4%
Allstar Co-Invest Blocker LP (b)(c)	42,513	6,150
Specialty Retail - 0.9%
Lowe's Companies, Inc.	81,200	12,972
Textiles, Apparel & Luxury Goods - 0.9%
PVH Corp.	47,000	4,698
Tapestry, Inc.	177,300	7,471
		12,169

TOTAL CONSUMER DISCRETIONARY		58,816

CONSUMER STAPLES - 11.0%
Beverages - 2.0%
Keurig Dr. Pepper, Inc.	408,400	12,464
The Coca-Cola Co.	332,700	16,299
		28,763
Food & Staples Retailing - 0.6%
Kroger Co.	283,300	9,125
Food Products - 0.5%
The J.M. Smucker Co.	67,400	7,549
Household Products - 2.3%
Kimberly-Clark Corp.	89,800	11,524
Procter & Gamble Co.	107,100	13,230
Reynolds Consumer Products, Inc.	305,300	8,429
		33,183
Personal Products - 1.8%
Unilever PLC sponsored ADR	498,900	25,973
Tobacco - 3.8%
Altria Group, Inc.	408,500	17,811
British American Tobacco PLC sponsored ADR	237,501	8,327
Imperial Brands PLC	355,898	6,610
Philip Morris International, Inc.	252,700	21,232
		53,980

TOTAL CONSUMER STAPLES		158,573

ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
BP PLC sponsored ADR	577,900	14,107
ConocoPhillips Co.	176,500	9,180
Enterprise Products Partners LP	397,900	8,483
Exxon Mobil Corp.	505,900	27,506
Suncor Energy, Inc.	245,400	4,873
Viper Energy Partners LP	146,700	2,300
		66,449
FINANCIALS - 17.3%
Banks - 6.2%
Bank OZK	199,700	8,232
Citigroup, Inc.	135,300	8,914
Huntington Bancshares, Inc.	756,700	11,608
M&T Bank Corp.	96,300	14,536
Wells Fargo & Co.	1,269,950	45,935
		89,225
Capital Markets - 3.3%
Bank of New York Mellon Corp.	338,900	14,288
Goldman Sachs Group, Inc.	53,200	16,996
State Street Corp.	236,099	17,181
		48,465
Consumer Finance - 0.5%
Capital One Financial Corp.	66,500	7,993
Insurance - 7.3%
Assurant, Inc.	87,300	10,757
AXA SA	336,100	8,452
Chubb Ltd.	106,884	17,377
Fairfax Financial Holdings Ltd. (sub. vtg.)	16,300	6,640
First American Financial Corp.	309,400	16,256
Hartford Financial Services Group, Inc.	122,600	6,215
Old Republic International Corp.	483,100	9,338
The Travelers Companies, Inc.	204,900	29,813
		104,848

TOTAL FINANCIALS		250,531

HEALTH CARE - 17.9%
Biotechnology - 2.7%
AbbVie, Inc.	255,200	27,495
Amgen, Inc.	49,149	11,055
		38,550
Health Care Providers & Services - 5.2%
Anthem, Inc.	53,400	16,190
Cigna Corp.	87,700	18,408
CVS Health Corp.	231,636	15,781
McKesson Corp.	75,500	12,799
UnitedHealth Group, Inc.	37,700	12,525
		75,703
Pharmaceuticals - 10.0%
Bristol-Myers Squibb Co.	716,400	43,937
GlaxoSmithKline PLC	339,700	5,668
Johnson & Johnson	156,418	24,786
Merck & Co., Inc.	306,000	22,222
Roche Holding AG (participation certificate)	57,730	18,939
Royalty Pharma PLC	96,600	4,499
Sanofi SA sponsored ADR (a)	545,200	25,019
		145,070

TOTAL HEALTH CARE		259,323

INDUSTRIALS - 12.0%
Aerospace & Defense - 3.8%
General Dynamics Corp.	124,500	20,352
L3Harris Technologies, Inc.	42,200	7,677
Northrop Grumman Corp.	39,700	11,579
Raytheon Technologies Corp.	211,407	15,219
		54,827
Building Products - 0.7%
Owens Corning	121,200	9,820
Commercial Services & Supplies - 0.1%
Waste Management, Inc.	11,300	1,253
Electrical Equipment - 1.0%
Hubbell, Inc. Class B	45,900	8,148
Regal Beloit Corp.	50,400	6,888
		15,036
Industrial Conglomerates - 1.9%
3M Co.	81,300	14,232
General Electric Co.	1,092,754	13,703
		27,935
Machinery - 3.4%
Allison Transmission Holdings, Inc.	454,800	17,246
ITT, Inc.	113,800	9,443
Otis Worldwide Corp.	246,053	15,676
Stanley Black & Decker, Inc.	35,300	6,172
		48,537
Professional Services - 1.1%
Intertrust NV (d)	564,300	9,192
Manpower, Inc.	65,400	6,176
		15,368

TOTAL INDUSTRIALS		172,776

INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 1.9%
Cisco Systems, Inc.	614,153	27,557
IT Services - 7.0%
Amdocs Ltd.	433,500	32,864
CACI International, Inc. Class A (b)	16,500	3,652
Capgemini SA	106,400	17,093
Fidelity National Information Services, Inc.	86,400	11,923
Fiserv, Inc. (b)	92,000	10,614
Genpact Ltd.	101,100	4,088
IBM Corp.	120,100	14,283
Maximus, Inc.	47,600	3,869
Science Applications International Corp.	38,200	3,290
		101,676
Software - 1.9%
NortonLifeLock, Inc.	185,200	3,613
Open Text Corp.	188,700	8,404
Oracle Corp.	102,500	6,612
SS&C Technologies Holdings, Inc.	139,600	9,253
		27,882
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co. Ltd.	112,970	8,266

TOTAL INFORMATION TECHNOLOGY		165,381

MATERIALS - 3.1%
Chemicals - 1.4%
CF Industries Holdings, Inc.	193,100	8,744
DuPont de Nemours, Inc.	160,966	11,319
		20,063
Containers & Packaging - 0.7%
WestRock Co.	241,100	10,510
Metals & Mining - 1.0%
Newmont Corp.	258,100	14,035

TOTAL MATERIALS		44,608

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Corporate Office Properties Trust (SBI)	286,500	7,449
Douglas Emmett, Inc.	153,000	5,011
Highwoods Properties, Inc. (SBI)	299,500	11,968
Ryman Hospitality Properties, Inc.	71,900	5,557
		29,985
UTILITIES - 7.7%
Electric Utilities - 6.0%
Duke Energy Corp.	330,700	28,305
Edison International	260,464	14,062
Entergy Corp.	88,300	7,665
Exelon Corp.	327,900	12,657
FirstEnergy Corp.	182,600	6,051
Pinnacle West Capital Corp.	94,000	6,573
Southern Co.	195,700	11,100
		86,413
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	319,700	5,515
Multi-Utilities - 1.3%
CenterPoint Energy, Inc.	999,200	19,424

TOTAL UTILITIES		111,352

TOTAL COMMON STOCKS
(Cost $1,264,496)		1,423,467

Other - 0.2%
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(e)(f)
(Cost $5,875)	4,524,530	2,593

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.07% (g)	14,961,054	14,964
Fidelity Securities Lending Cash Central Fund 0.08% (g)(h)	2,157,383	2,158
TOTAL MONEY MARKET FUNDS
(Cost $17,122)		17,122
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,287,493)		1,443,182
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,203
NET ASSETS - 100%		$1,444,385

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,744,000 or 0.6% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,192,000 or 0.6% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allstar Co-Invest Blocker LP	8/1/11	$3,528
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 12/16/20	$5,875

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4
Fidelity Securities Lending Cash Central Fund	7
Total	$11

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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